EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended January 31, 2017

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	36.00%
From	01-Jan-17	17-Jan-17	15-Feb-17	Floating Allocation Percentage at Month-End	55.71%
To	31-Jan-17	15-Feb-17
Days	29

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	1/1/2019	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,111,140,000.00

Required Participation Amount	$1,111,140,000.00		Accumulation Account
Excess Receivables	$853,901,940.70		Beginning	-
			Payout	-
Total Collateral	1,965,041,940.70		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	218.34%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	29
	Total Pool		A1 LIBOR	0.768330%
Beginning Gross Principal Pool Balance	$6,157,848,712.99		A1 Applicable Margin	0.400000%
Total Principal Collections	$(2,189,309,545.07)			1.168330%
Investment in New Receivables	$2,180,383,807.13				1.27%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(75,686,264.72)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(609,924,510.90)			Actual	Per $1000
Less Servicing Adjustment	$(4,938,174.90)		Interest A1	517,635.10	0.52
Ending Balance	$5,458,374,024.53		Principal A1	-	$0.00

SAP for Next Period	36.00%				0.52

Average Receivable Balance	$5,499,093,583.78			Actual	Per $1000
Monthly Payment Rate	39.81%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	937,635.10	1.293290%
	Total Pool		Servicing Fee	$925,950.00
Total Interest Collections	$13,929,821.35		Excess Cash Flow	930,162.95
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$13,929,821.35
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-